PIONEER
                                     -------
                                      REAL
                                     ESTATE
                                     SHARES

                                   Semiannual
                                     Report

                                    6/30/02

                                [PIONEER LOGO](R)

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                     1

Portfolio Summary                             2

Performance Update                            3

Portfolio Management Discussion               7

Schedule of Investments                      10

Financial Statements                         13

Notes to Financial Statements                21

Trustees, Officers and Service Providers     27

Retirement Plans from Pioneer                28

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 6/30/02
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
All the negatives that have weighed on the market - weak corporate earnings, high-profile business scandals, and an ambiguous economic outlook - have one thing in common: None of them is likely to be permanent. It would also be a mistake to believe that the current run of bad news is somehow unique. In recent years, other headlines have rattled investors - 1987's market meltdown, the Gulf War, currency crises in Asia and Russia, and, of course, September 11. On each occasion, frustrated investors cashed in their holdings, hoping to resume investing in better times. But only hindsight shows us the best times to be in or out of the market.

As successful professional investors with 74 years of experience caring for our clients' assets through declines and recoveries, we are sure of one thing: Like its predecessors, this downtrend began without the ringing of a bell and will end the same way. So rather than turn our backs when the news is bad, we search for attractive investments every day.

Be guided by your needs, not by the news

Just like the events I mentioned earlier, today's unsettling headlines may be distant memories by the time you need to pay tuition bills or face the real costs of living in retirement. That's why, like us, you should keep your eyes on the future and not on the evening news.

Toward that end, your financial advisor can offer needed perspective and useful experience in times of market volatility. Your advisor can keep you focused on your goals and discuss adjustments to your investment program if you aren't comfortable with the choices you made earlier. And if tuition bills and retirement are in fact upon you, all the more reason for working more closely with your financial advisor.

The first retirement plan for owner-only businesses

Pioneer has designed a unique retirement program exclusively for one-person businesses. Pioneer Uni-K Plan(SM) is the first-of-its-kind 401(k) plan designed exclusively for owner-only businesses, whether full- or part-time. It could be ideal for your retirement planning, especially if you want to maximize contributions. Uni-K also offers other key advantages: you can consolidate your other retirement plan assets into your Uni-K plan, and loans are available. Ask your financial advisor for further details.

All of us at Pioneer thank you for your continued business.

Respectfully,

/s/ Daniel T. Geraci

Daniel T. Geraci
Pioneer Investment Management, Inc.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/02
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING MATERIAL WAS REPRESENTED AS A PIE CHART IN PRINTED VERSION]

Real Estate Investment Trusts      91.9%
Short-Term Cash Equivalents         5.4%
U.S. Common Stocks                  2.7%

Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING MATERIAL WAS REPRESENTED AS A PIE CHART IN PRINTED VERSION]

Real Estate Investment Trusts      97.2%
Consumer Discretionary              2.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

1.  Equity Office Properties Trust  6.61%      6.  ProLogis Trust               3.76%
2.  Simon DeBartolo Group, Inc.     4.86       7.  Vornado Realty Trust         3.63
3.  Apartment Investment and                   8.  Equity Residential Property
    Management Co.                  4.08           Trust                        3.50
4.  General Growth Properties,                 9.  Arden Realty Group, Inc.     3.46
    Inc.                            4.05
5. Archstone Communities Trust      3.99      10.  Prentiss Properties Trust    3.16

Fund holdings will vary for other periods.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/02                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/02   12/31/01
                            $16.99    $15.38

Distributions per Share   Income      Short-Term      Long-Term
(12/31/01 - 6/30/02)      Dividends   Capital Gains   Capital Gains
                          $0.320            -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Real Estate Shares at public offering price, compared to the growth of the Wilshire Real Estate Securities Index and the Standard & Poor's (S&P)
500 Index. Pioneer believes the Wilshire Real Estate Securities Index is more representative of the Fund's holdings than the S&P 500 Index, and the Fund will compare its performance only to this index in the future.

------------------------------------------------
Average Annual Total Returns
(As of June 30, 2002)

                   Net Asset    Public Offering
Period               Value          Price*
Life-of-Class
(10/25/93)            9.00%          8.26%
5 Years               6.34           5.09
1 Year               14.06           7.51
------------------------------------------------

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[THE FOLLOWING MATERIAL WAS REPRESENTED AS A MOUNTAIN CHART IN PRINTED VERSION]

Growth of $10,000+

                    Pioneer                               Wilshire Real Estate
              Real Estate Shares*      S&P 500 Index        Securities Index
10/93               $9,425                $10,000               $10,000
                    $9,184                $10,037                $9,553
6/94                $9,206                $10,175                $9,709
                   $10,321                $13,985               $11,034
                   $14,083                $17,186               $15,103
                   $16,863                $22,914               $18,093
6/98               $13,528                $29,449               $14,941
                   $12,892                $35,632               $14,464
                   $16,669                $32,388               $18,910
                   $17,914                $28,554               $20,887
6/02               $20,176                $24,802               $23,614

+ Index comparisons begin 10/31/93. The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

  Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

  Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/02                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/02   12/31/01
                            $16.85    $15.25

Distributions per Share   Income      Short-Term      Long-Term
(12/31/01 - 6/30/02)      Dividends   Capital Gains   Capital Gains
                          $0.260            -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Real Estate Shares, compared to the growth of the Wilshire Real Estate Securities Index and the Standard & Poor's (S&P) 500 Index. Pioneer believes the Wilshire Real Estate Securities Index is more representative of the Fund's holdings than the S&P 500 Index, and the Fund will compare its performance only to this index in the future.

Average Annual Total Returns
(As of June 30, 2002)

                  If        If
Period           Held    Redeemed*
Life-of-Class
(1/31/96)       10.09%    10.09%
5 Years          5.52      5.36
1 Year          13.13      9.13

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[THE FOLLOWING MATERIAL WAS REPRESENTED AS A MOUNTAIN CHART IN PRINTED VERSION]

Growth of $10,000

                    Pioneer                               Wilshire Real Estate
              Real Estate Shares*      S&P 500 Index        Securities Index
1/96               $10,000                $10,000               $10,000
6/96               $13,481                $11,902               $13,501
                   $16,023                $15,868               $16,174
                   $12,761                $20,393               $13,356
6/99               $12,065                $24,675               $12,930
                   $15,504                $22,429               $16,904
                   $16,499                $19,773               $18,671
6/02               $18,522                $17,176               $21,109

The Wilshire Real Estate Securities Index is a market capitalization-weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/02                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/02   12/31/01
                            $16.87    $15.28

Distributions per Share   Income      Short-Term      Long-Term
(12/31/01 - 6/30/02)      Dividends   Capital Gains   Capital Gains
                          $0.260            -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Real Estate Shares at public offering price, compared to the growth of the Wilshire Real Estate Securities Index and the Standard & Poor's (S&P)
500 Index. Pioneer believes the Wilshire Real Estate Securities Index is more representative of the Fund's holdings than the S&P 500 Index, and the Fund will compare its performance only to this index in the future.

Average Annual Total Returns
(As of June 30, 2002)

                 Net Asset    Public Offering
Period             Value        Price/CDSC*
Life-of-Class
(1/31/96)          10.10%           9.93%
5 Years             5.54            5.33
1 Year             13.20           12.04

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distribu- tions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

[THE FOLLOWING MATERIAL WAS REPRESENTED AS A MOUNTAIN CHART IN PRINTED VERSION]

Growth of $10,000

                    Pioneer                               Wilshire Real Estate
              Real Estate Shares*      S&P 500 Index        Securities Index
1/96                $9,900                $10,000               $10,000
6/96               $13,344                $11,902               $13,501
                   $15,861                $15,868               $16,174
                   $12,629                $20,393               $13,356
6/99               $11,945                $24,675               $12,930
                   $15,341                $22,429               $16,904
                   $16,357                $19,773               $18,671
6/02               $18,347                $17,176               $21,109

The Wilshire Real Estate Securities Index is a market capitalization-weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/02                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/02   12/31/01
                            $16.95    $15.35

Distributions per Share   Income      Short-Term      Long-Term
(12/31/01 - 6/30/02)      Dividends   Capital Gains   Capital Gains
                          $0.370            -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Real Estate Shares, compared to the growth of the Wilshire Real Estate Securities Index and the Standard & Poor's (S&P) 500 Index. Pioneer believes the Wilshire Real Estate Securities Index is more representative of the Fund's holdings than the S&P 500 Index, and the Fund will compare its performance only to this index in the future.

Average Annual Total Returns*
(As of June 30, 2002)

                  If        If
Period           Held    Redeemed*
Life-of-Class
(4/9/98)         5.11%      5.11%
1 Year          14.60      14.60

* Assumes reinvestment of distributions.

[THE FOLLOWING MATERIAL WAS REPRESENTED AS A MOUNTAIN CHART IN PRINTED VERSION]

Growth of $10,000+

                    Pioneer                               Wilshire Real Estate
              Real Estate Shares*      S&P 500 Index        Securities Index
4/98               $10,000                $10,000               $10,000
6/98                $8,361                $11,180                $8,591
                    $8,018                $13,527                $8,317
6/00               $10,423                $12,296               $10,873
                   $11,257                $10,840               $12,010
6/02               $12,712                 $9,416               $13,578

+ Index comparisons begin 4/30/98. The Wilshire Real Estate Securities Index is a market capitalization weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

  Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and risks related to an individual property.

  Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/02
--------------------------------------------------------------------------------

Amidst low bond yields and falling stock prices, real estate stocks continued to sparkle, posting double-digit gains for the six months ended June 30, 2002. Of course, the economic slowdown dimmed their luster a bit, particularly in the office and lodging sector. Nevertheless, real estate stocks held their lure, paying relatively high dividends and offering attractive growth prospects. As portfolio manager Jeff Caira explains in the following discussion, real estate investments are holding up relatively well in an uncertain economy rocked by corporate accounting irregularities and geopolitical tensions.

Q:  What factors contributed to the real estate sector's strong performance?

A: Real estate investments offer attractive income and diversification benefits, which are helping these securities gain a wider audience and pushing prices higher. Today, REITs are generating an average yield of more than 6.5% in addition to their price appreciation potential. The spread differential between this average yield and that of 10-year Treasury notes remains well above the historical average.

    REITs also provide a strategic, relatively low risk way to diversify away from more historically volatile investments. Even as the sector's fundamentals weakened in response to the recession, it still performed better than many other sectors of the U.S. economy and delivered positive growth. The sector's relative strength has much to do with its overall health going into the recession compared to past downturns. Furthermore, new supply has moderated quickly, setting the stage for strong rent growth when the economy improves and demand increases. This relatively rapid supply adjustment is the result of more efficient capital markets, which, with the timely release of corporate reporting, are better able to assess market conditions and react accordingly.

Q:  How did the Fund respond to these favorable trends?

A: Very positively. The Fund's Class A, B and C shares rose 12.62%, 12.26% and 12.17%, respectively, at net asset value for the six months ended June 30, 2002. The best performing sectors during the first half of your Fund's fiscal year were the hotel, retail and storage sectors, which interestingly represent a combination of economically sensitive and strategically defensive property types.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/02                              (continued)
--------------------------------------------------------------------------------

    The Fund slightly underperformed its benchmark, the Wilshire Real Estate Securities Index, which climbed 13.06% for the same period. Our decision to maintain a limited exposure to hotel REITs since September 11, while initially favorable, did limit the Fund's participation in the rally when prices rose in the first quarter of 2002. However, when it became clear that business travel was not increasing as quickly as initially anticipated, hotel REITs retreated in the second quarter. During this time, the Fund's underweighting proved beneficial.

Q: Isn't it surprising that hotels would perform so well in spite of the recession?

A: Yes. Often times, market prices can overshoot the valuations that fundamentals imply - both on the downside and the upside, and hotel prices following the tragic events of September 11 were a classic example of this. After an initial price drop (to levels that implied massive permanent reductions in travel demand), hotel REITs began to rally in late 2001 as secular demand improved. The momentum continued through the first quarter of 2002, with holdings such as Host Marriott Corp. posting gains. In the final months of the reporting period, it became clear that the demand for rooms, while improving, was not as strong as originally anticipated, and the prices of hotel REITs retreated.

Q:  How are retail, housing and office REITs surviving the economic uncertainty?

A: Diversified across both strip malls and shopping malls, the Fund's investments in retail REITs continued to perform well in spite of the economic uncertainty. Fund holdings Simon DeBartolo Group, the largest regional-mall REIT, and General Growth Properties posted gains in excess of 25% for the six months under review. The slowing economy is forcing the closure of chain store locations - including Kmart, which has entered bankruptcy proceedings. However, occupancy rates for many retail REITs are still high, typically more than 90% for the REITs held by the Fund.

    Office and housing REITs are encountering lower earnings as a result of slower growth. Vacancies in the office sector remain high, but office rents tend to be the second longest lease terms in the real estate market, generally five to 10 years. The longer-term

Pioneer Real Estate Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    focus of these lease contracts helps add some stability to income flow for the sector. Even if rent contracts are coming due during the current market correction, the contracts are being renewed at rates higher than they were when the leases began.

Q:  What is your outlook?

A: Despite the weaker growth we're seeing across certain sectors of real estate industry, REITs are still generating positive growth and relatively high dividend yields. In addition, we do not expect the supply growth in the REIT sector to significantly exacerbate the current weak fundamentals, suggesting earnings should accelerate quickly as economic growth improves. However, accounting irregularities by several high-profile companies and geopolitical tensions are creating great uncertainty - delaying the arrival of a bona fide economic recovery. A delayed recovery could tip the industry's supply/demand balance. We believe we can locate properties that can respond to improvements in the economy or have attractive stock price valuations that are not yet reflected in current prices.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/02 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                   Value
              COMMON STOCKS - 94.6%
              Hotels, Restaurants & Leisure - 2.7%
              Hotels, Resorts & Cruise Lines - 2.7%
  78,000      Starwood Hotels & Resorts                 $2,565,420
                                                        ----------
              Total Hotels, Restaurants & Leisure       $2,565,420
                                                        ----------
              Real Estate - 91.9%
              Real Estate Investment Trusts - 89.8%
  75,000      Apartment Investment & Management Co.     $3,690,000
  63,000      AMB Property Corp.                         1,953,000
  14,000      Alexandria Real Estate Equities, Inc.        690,760
 110,000      Arden Realty Group, Inc.                   3,129,500
 135,342      Archstone Communities Trust                3,613,632
  39,000      AvalonBay Communities, Inc.*               1,821,300
  60,000      Brandywine Realty Trust                    1,554,000
  30,000      BRE Properties, Inc.                         933,300
  55,000      Boston Properties, Inc.                    2,197,250
  53,000      CBL & Associates Properties                2,146,500
  42,200      Chelsea Property Group, Inc.               1,411,590
  63,900      Camden Property Trust                      2,366,217
  10,000      Carramerica Realty Corp.*                    308,500
  87,000      Duke Realty Investments, Inc.              2,518,650
 198,682      Equity Office Properties Trust             5,980,328
 110,000      Equity Residential Property Trust          3,162,500
  36,000      Essex Property Trust, Inc.                 1,969,200
   5,000      First Industrial Realty Trust, Inc.          164,250
  30,000      Federal Realty Investment Trust              831,300
  71,900      General Growth Properties, Inc.            3,666,900
  50,600      Home Properties of NY, Inc.                1,919,764
 182,050      Host Marriott Corp.                        2,057,165
  85,000      Innkeepers USA Trust                         814,300
  80,000      Liberty Property Trust                     2,800,000
  28,000      The Macerich Co.                             868,000
  48,900      Manufactured Home Communities, Inc.        1,716,390
  80,000      MeriStar Hospitality Corp.                 1,220,000
  50,000      Mills Corp.                                1,550,000
  76,000      Mission West Properties, Inc.                922,640
 131,000      ProLogis Trust                             3,406,000
  72,800      Pan Pacific Retail Properties, Inc.        2,488,304
  90,000      Prentiss Properties Trust                  2,857,500
  65,000      Public Storage, Inc.                       2,411,500

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                              Value
                 Real Estate Investment Trusts (continued)
     5,427       Public Storage, Inc. (Series A)                    $   151,413
    25,000       PS Business Parks Inc.*                                873,750
    27,000       Reckson Associates Realty Corp.                        672,300
    55,000       Shurgard Storage Centers, Inc.                       1,908,500
    40,000       SL Green Realty Corp.                                1,426,000
   120,000       Simon DeBartolo Group, Inc.                          4,420,800
   100,000       Taubman Centers, Inc.                                1,525,000
   107,000       United Dominion Realty Trust                         1,685,250
    71,000       Vornado Realty Trust                                 3,280,200
    24,500       Weingarten Realty Investors                            867,300
                                                                    -----------
                 Total Real Estate Investment Trusts                $85,950,753
                                                                    -----------
                 Real Estate Management & Development - 2.1%
    40,000       Catellus Development Corp.*                        $   816,800
    68,000       Trizec Properties Inc.                               1,146,480
                                                                    -----------
                                                                    $ 1,963,280
                                                                    -----------
                 Total Real Estate Management & Development         $87,914,033
                                                                    -----------
                 TOTAL COMMON STOCKS
                 (Cost $73,071,086)                                 $90,479,453
                                                                    -----------
Principal        TEMPORARY CASH INVESTMENT - 5.4%
 Amount          Repurchase Agreement - 5.4%
$5,200,000       Credit Suisse First Boston, Inc., 1.86% dated
                 6/28/02, repurchase price of $5,200,000
                 plus accrued interest on 7/1/02, collateralized
                 by $4,892,000 U.S. Treasury Bond,
                 5.5%, 2/28/03                                      $ 5,200,000
                                                                    -----------
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $5,200,000)                                  $ 5,200,000
                                                                    -----------
                 TOTAL INVESTMENT IN SECURITIES AND
                 TEMPORARY CASH INVESTMENT
                 (Cost $78,271,086) (a)(b)                          $95,679,453
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/02 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  * Non-income producing security.
(a) At June 30, 2002, the net unrealized gain on investments based on cost for federal income tax purposes of $78,893,890 was as follows:

      Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                   $16,998,478
      Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                      (212,915)
                                                                    -----------
      Net unrealized gain                                           $16,785,563
                                                                    ============

(b) At December 31, 2001, the Fund had a net capital loss carryforward of $10,747,217 which will expire between 2007 and 2008 if not utilized. Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2002 aggregated $25,230,489 and $17,343,519, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
BALANCE SHEET 6/30/02 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including temporary cash
   investment of $5,200,000) (cost $78,271,086)                   $95,679,453
  Cash                                                                 50,964
  Receivables -
   Fund shares sold                                                   433,677
   Dividends, interest and foreign taxes withheld                     586,198
   Collateral for securities loaned, at fair value                  2,362,500
  Other                                                                   508
                                                                  -----------
       Total assets                                               $99,113,300
                                                                  -----------
LIABILITIES:
  Payables -
   Investment securities purchased                                $ 1,318,566
   Fund shares repurchased                                            126,028
   Upon return of securities loaned                                 2,362,500
  Due to affiliates                                                   135,024
  Accrued expenses                                                     47,288
                                                                  -----------
       Total liabilities                                          $ 3,989,406
                                                                  -----------
NET ASSETS:
  Paid-in capital                                                 $86,177,312
  Accumulated undistributed net investment income                     168,171
  Accumulated net realized loss on investments                     (8,629,956)
  Net unrealized gain on investments                               17,408,367
                                                                  -----------
       Total net assets                                           $95,123,894
                                                                  ===========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $46,067,923/2,711,242 shares)                 $     16.99
                                                                  ===========
  Class B (based on $37,162,379/2,204,840 shares)                 $     16.85
                                                                  ===========
  Class C (based on $9,012,146/534,331 shares)                    $     16.87
                                                                  ===========
  Class Y (based on $2,881,446/169,964 shares)                    $     16.95
                                                                  ===========
MAXIMUM OFFERING PRICE:
  Class A                                                         $     18.03
                                                                  ===========
  Class C                                                         $     17.04
                                                                  ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/02

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $521)         $2,418,915
  Interest                                                      42,014
  Income from securities loaned, net                             2,468
                                                            ----------
       Total investment income                                               $ 2,463,397
                                                                             -----------
EXPENSES:
  Management fees                                           $  344,084
  Transfer agent fees
   Class A                                                      75,647
   Class B                                                      52,562
   Class C                                                      16,567
   Class Y                                                         329
  Distribution fees
   Class A                                                      52,835
   Class B                                                     167,889
   Class C                                                      38,293
  Custodian fees                                                15,352
  Registration fees                                             32,124
  Professional fees                                             16,063
  Printing fees                                                 14,920
  Administrative fees                                           18,596
  Fees and expenses of nonaffiliated trustees                    3,194
  Miscellaneous                                                  4,579
                                                            ----------
     Total expenses                                                          $   853,034
     Less fees paid indirectly                                                    (1,017)
                                                                             -----------
     Net expenses                                                            $   852,017
                                                                             -----------
       Net investment income                                                 $ 1,611,380
                                                                             -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                           $ 2,740,065
  Change in net unrealized gain on investments                                 5,841,595
                                                                             -----------
   Net gain on investments                                                   $ 8,581,660
                                                                             -----------
   Net increase in net assets resulting from operations                      $10,193,040
                                                                             ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/02 and the Year Ended 12/31/01

                                                          Six Months
                                                             Ended             Year
                                                            6/30/02           Ended
                                                          (unaudited)        12/31/01
FROM OPERATIONS:
Net investment income                                     $ 1,611,380       $ 3,154,548
Net realized gain on investments                            2,740,065         4,993,456
Change in net unrealized gain (loss) on investments         5,841,595        (3,296,675)
                                                          -----------       -----------
   Net increase in net assets resulting from opera-
     tions                                                $10,193,040       $ 4,851,329
                                                          -----------       -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.32 and $0.53 per share, respectively)      $  (861,599)      $(1,392,997)
   Class B ($0.26 and $0.45 per share, respectively)         (569,064)         (918,436)
   Class C ($0.26 and $0.46 per share, respectively)         (137,041)         (178,751)
   Class Y ($0.37 and $0.58 per share, respectively)          (59,966)          (52,414)
Tax return of capital:
   Class A ($0.00 and $0.21 per share, respectively)                -          (542,493)
   Class B ($0.00 and $0.17 per share, respectively)                -          (357,927)
   Class C ($0.00 and $0.18 per share, respectively)                -           (69,599)
   Class Y ($0.00 ans $0.23 per share, respectively)                -           (20,386)
                                                          -----------       -----------
     Total distributions to shareowners                   $(1,627,670)      $(3,533,003)
                                                          -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $23,880,852       $25,516,350
Reinvestment of distributions                               1,390,161         2,888,147
Cost of shares repurchased                                (17,159,509)      (37,725,668)
                                                          -----------       -----------
   Net increase (decrease) in net assets resulting
     from fund share transactions                         $ 8,111,504       $(9,321,171)
                                                          -----------       -----------
   Net increase (decrease) in net assets                  $16,676,874       $(8,002,845)
NET ASSETS:
Beginning of period                                        78,447,020        86,449,865
                                                          -----------       -----------
End of period (including accumulated undistributed net
  investment income of $168,171 and $184,461,
  respectively)                                           $95,123,894       $78,447,020
                                                          ===========       ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/02 and the Year Ended 12/31/01

                                   '02 Shares    '02 Amount
                                   (unaudited)   (unaudited)    '01 Shares     '01 Amount
CLASS A
Shares sold                          623,069     $10,040,581       780,473    $ 11,885,700
Reinvestment of distributions         47,522         783,045       116,903       1,731,191
Less shares repurchased             (512,774)     (8,235,010)   (1,211,749)    (18,261,450)
                                    --------     -----------    ----------    ------------
   Net increase (decrease)           157,817     $ 2,588,616      (314,373)   $ (4,644,559)
                                    ========     ===========    ==========    ============
CLASS B
Shares sold                          582,645     $ 9,351,291       587,570    $  8,917,626
Reinvestment of distributions         26,695         436,195        61,471         904,280
Less shares repurchased             (417,122)     (6,666,721)   (1,035,479)    (15,373,595)
                                    --------     -----------    ----------    ------------
   Net increase (decrease)           192,218     $ 3,120,765      (386,438)   $ (5,551,689)
                                    ========     ===========    ==========    ============
CLASS C
Shares sold                          258,890     $ 4,147,322       205,774    $  3,145,631
Reinvestment of distributions          6,786         110,955        12,219         179,876
Less shares repurchased             (133,018)     (2,133,815)     (235,934)     (3,530,088)
                                    --------     -----------    ----------    ------------
   Net increase (decrease)           132,658     $ 2,124,462       (17,941)   $   (204,581)
                                    ========     ===========    ==========    ============
CLASS Y
Shares sold                           21,207     $   341,658       105,927    $  1,567,393
Reinvestment of distributions          3,643          59,966         4,889          72,800
Less shares repurchased               (7,996)       (123,963)      (37,404)       (560,535)
                                    --------     -----------    ----------    ------------
   Net increase                       16,854     $   277,661        73,412    $  1,079,658
                                    ========     ===========    ==========    ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 6/30/02
--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                             6/30/02         Year Ended
CLASS A                                                    (unaudited)        12/31/01
Net asset value, beginning of period                          $ 15.38         $ 15.04
                                                              -------         -------
Increase (decrease) from investment operations:
 Net investment income                                        $  0.32         $  0.38
 Net realized and unrealized gain (loss) on investments          1.61            0.70
                                                              -------         -------
   Net increase (decrease) from investment operations         $  1.93         $  1.08
Distributions to shareowners:
 Net investment income                                          (0.32)          (0.53)
 Net realized gain                                                  -               -
 Tax return of capital                                              -           (0.21)
                                                              -------         -------
Net increase (decrease) in net asset value                    $  1.61         $  0.34
                                                              -------         -------
Net asset value, end of period                                $ 16.99         $ 15.38
                                                              =======         =======
Total return*                                                   12.62%           7.47%
Ratio of net expenses to average net assets+                     1.65%**         1.58%
Ratio of net investment income to average net assets+            4.05%**         4.31%
Portfolio turnover rate                                            43%**           37%
Net assets, end of period (in thousands)                      $46,068         $39,263
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                    1.65%**         1.58%
 Net investment income                                           4.05%**         4.31%
Ratios assuming waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                    1.65%**         1.57%
 Net investment income                                           4.05%**         4.32%

                                                           Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                     12/31/00     12/31/99     12/31/98     12/31/97
Net asset value, beginning of period                        $ 12.18      $ 13.46      $ 17.81      $  15.52
                                                            -------      -------      -------      --------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.64      $  0.65      $  0.56      $   0.41
 Net realized and unrealized gain (loss) on investments        2.86        (1.28)       (4.05)         2.61
                                                            -------      -------      -------      --------
   Net increase (decrease) from investment operations       $  3.50      $ (0.63)     $ (3.49)     $   3.02
Distributions to shareowners:
 Net investment income                                        (0.50)       (0.60)       (0.51)        (0.36)
 Net realized gain                                                -            -        (0.27)        (0.23)
 Tax return of capital                                        (0.14)       (0.05)       (0.08)        (0.14)
                                                            -------      -------      -------      --------
Net increase (decrease) in net asset value                  $  2.86      $ (1.28)     $ (4.35)     $   2.29
                                                            -------      -------      -------      --------
Net asset value, end of period                              $ 15.04      $ 12.18      $ 13.46      $  17.81
                                                            =======      =======      =======      ========
Total return*                                                 29.31%       (4.70)%     (19.77)%       19.74%
Ratio of net expenses to average net assets+                   1.65%        1.69%        1.69%         1.65%
Ratio of net investment income to average net assets+          4.56%        4.45%        3.29%         2.51%
Portfolio turnover rate                                          25%          39%          11%           28%
Net assets, end of period (in thousands)                    $43,129      $40,113      $67,619      $115,772
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                  1.65%        1.83%        1.69%         1.65%
 Net investment income                                         4.56%        4.31%        3.29%         2.51%
Ratios assuming waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                  1.63%        1.67%        1.67%         1.63%
 Net investment income                                         4.58%        4.47%        3.31%         2.53%

 *Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 +Ratios assuming no reduction for fees paid indirectly.
**Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 6/30/02
--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                              6/30/02       Year Ended
CLASS B                                                     (unaudited)      12/31/01
Net asset value, beginning of period                          $ 15.25         $ 14.94
                                                              -------         -------
Increase (decrease) from investment operations:
 Net investment income                                        $  0.26         $  0.54
 Net realized and unrealized gain (loss) on investments          1.60            0.39
                                                              -------         -------
   Net increase (decrease) from investment operations         $  1.86         $  0.93
Distributions to shareowners:
 Net investment income                                          (0.26)          (0.45)
 Net realized gain                                                  -               -
 Tax return of capital                                              -           (0.17)
                                                              -------         -------
Net increase (decrease) in net asset value                    $  1.60         $  0.31
                                                              -------         -------
Net asset value, end of period                                $ 16.85         $ 15.25
                                                              =======         =======
Total return*                                                   12.26%           6.42%
Ratio of net expenses to average net assets+                     2.35%**         2.36%
Ratio of net investment income to average net assets+            3.37%**         3.50%
Portfolio turnover rate                                            43%**           37%
Net assets, end of period (in thousands)                      $37,162         $30,699
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                    2.35%**         2.36%
 Net investment income                                           3.37%**         3.50%
Ratios assuming waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                    2.35%**         2.36%
 Net investment income                                           3.37%**         3.50%

                                                           Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                     12/31/00     12/31/99     12/31/98     12/31/97
Net asset value, beginning of period                        $ 12.11      $ 13.38      $ 17.70      $ 15.45
                                                            -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.52      $  0.52      $  0.45      $  0.28
 Net realized and unrealized gain (loss) on investments        2.87        (1.25)       (4.03)        2.60
                                                            -------      -------      -------      -------
   Net increase (decrease) from investment operations       $  3.39      $ (0.73)     $ (3.58)     $  2.88
Distributions to shareowners:
 Net investment income                                        (0.43)       (0.49)       (0.42)       (0.29)
 Net realized gain                                                -            -        (0.27)       (0.23)
 Tax return of capital                                        (0.13)       (0.05)       (0.05)       (0.11)
                                                            -------      -------      -------      -------
Net increase (decrease) in net asset value                  $  2.83      $ (1.27)     $ (4.32)     $  2.25
                                                            -------      -------      -------      -------
Net asset value, end of period                              $ 14.94      $ 12.11      $ 13.38      $ 17.70
                                                            =======      =======      =======      =======
Total return*                                                 28.50%       (5.45)%     (20.36)%      18.85%
Ratio of net expenses to average net assets+                   2.39%        2.45%        2.45%        2.39%
Ratio of net investment income to average net assets+          3.82%        3.75%        2.77%        1.82%
Portfolio turnover rate                                          25%          39%          11%          28%
Net assets, end of period (in thousands)                    $35,848      $33,069      $55,407      $82,695
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                  2.39%        2.59%        2.45%        2.39%
 Net investment income                                         3.82%        3.61%        2.77%        1.82%
Ratios assuming waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                  2.38%        2.44%        2.44%        2.36%
 Net investment income                                         3.83%        3.76%        2.78%        1.85%

 *Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 +Ratios assuming no reduction for fees paid indirectly.
**Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 6/30/02
--------------------------------------------------------------------------------

                                                           Six Months Ended
                                                               6/30/02       Year Ended
CLASS C                                                      (unaudited)      12/31/01
Net asset value, beginning of period                            $15.28         $14.96
                                                                ------         ------
Increase (decrease) from investment operations:
 Net investment income                                          $ 0.23         $ 0.55
 Net realized and unrealized gain (loss) on investments           1.62           0.41
                                                                ------         ------
   Net increase (decrease) from investment operations           $ 1.85         $ 0.96
Distributions to shareowners:
 Net investment income                                           (0.26)         (0.46)
 Net realized gain                                                   -              -
 Tax return of capital                                               -          (0.18)
                                                                ------         ------
Net increase (decrease) in net asset value                      $ 1.59         $ 0.32
                                                                ------         ------
Net asset value, end of period                                  $16.87         $15.28
                                                                ======         ======
Total return*                                                    12.17%          6.63%
Ratio of net expenses to average net assets+                      2.47%**        2.28%
Ratio of net investment income to average net assets+             3.35%**        3.57%
Portfolio turnover rate                                             43%**          37%
Net assets, end of period (in thousands)                        $9,012         $6,136
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                     2.47%**        2.28%
 Net investment income                                            3.35%**        3.57%
Ratios assuming waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                     2.47%**        2.27%
 Net investment income                                            3.35%**        3.58%

                                                           Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                     12/31/00     12/31/99     12/31/98     12/31/97
Net asset value, beginning of period                         $12.12       $13.37      $ 17.70      $ 15.46
                                                             ------       ------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                       $ 0.51       $ 0.52      $  0.45      $  0.29
 Net realized and unrealized gain (loss) on investments        2.87        (1.24)       (4.04)        2.59
                                                             ------       ------      -------      -------
   Net increase (decrease) from investment operations        $ 3.38       $(0.72)     $ (3.59)     $  2.88
Distributions to shareowners:
 Net investment income                                        (0.42)       (0.48)       (0.42)       (0.30)
 Net realized gain                                                -            -        (0.27)       (0.23)
 Tax return of capital                                        (0.12)       (0.05)       (0.05)       (0.11)
                                                             ------       ------      -------      -------
Net increase (decrease) in net asset value                   $ 2.84       $(1.25)     $ (4.33)     $  2.24
                                                             ------       ------      -------      -------
Net asset value, end of period                               $14.96       $12.12      $ 13.37      $ 17.70
                                                             ======       ======      =======      =======
Total return*                                                 28.42%       (5.41)%     (20.38)%      18.86%
Ratio of net expenses to average net assets+                   2.40%        2.52%        2.41%        2.35%
Ratio of net investment income to average net assets+          3.78%        3.63%        2.67%        1.88%
Portfolio turnover rate                                          25%          39%          11%          28%
Net assets, end of period (in thousands)                     $6,276       $6,566      $12,735      $24,227
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                  2.40%        2.66%        2.41%        2.35%
 Net investment income                                         3.78%        3.49%        2.67%        1.88%
Ratios assuming waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                  2.38%        2.51%        2.40%        2.32%
 Net investment income                                         3.80%        3.64%        2.68%        1.91%

 *Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 +Ratios assuming no reduction for fees paid indirectly.
**Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 6/30/02
--------------------------------------------------------------------------------

                                                                 Six Months Ended
                                                                     6/30/02       Year Ended
CLASS Y (a)                                                        (unaudited)      12/31/01
Net asset value, beginning of period                                  $15.35         $15.01
                                                                      ------         ------
Increase (decrease) from investment operations:
 Net investment income                                                $ 0.39         $ 0.63
 Net realized and unrealized gain (loss) on investments                 1.58           0.52
                                                                      ------         ------
   Net increase (decrease) from investment operations                 $ 1.97         $ 1.15
Distributions to shareowners:
 Net investment income                                                 (0.37)         (0.58)
 Net realized gain                                                         -              -
 Tax return of capital                                                     -          (0.23)
                                                                      ------         ------
Net increase (decrease) in net asset value                            $ 1.60         $ 0.34
                                                                      ------         ------
Net asset value, end of period                                        $16.95         $15.35
                                                                      ======         ======
Total return*                                                          12.92%          8.00%
Ratio of net expenses to average net assets+                            1.07%**        1.12%
Ratio of net loss to average net assets+                                4.66%**        4.36%
Portfolio turnover rate                                                   43%**          37%
Net assets, end of period (in thousands)                              $2,881         $2,349
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.07%**        1.12%
 Net investment income                                                  4.66%**        4.36%
Ratios assuming waiver of management fees and reduction for
 fees paid indirectly:
 Net expenses                                                           1.07%**        1.11%
 Net investment income                                                  4.66%**       4.37%

                                                                 Year Ended   Year Ended    4/9/98 to
CLASS Y (a)                                                       12/31/00     12/31/99     12/31/98
Net asset value, beginning of period                               $12.16       $13.46       $ 17.52
                                                                   ------       ------       -------
Increase (decrease) from investment operations:
 Net investment income                                             $ 0.72       $ 0.70       $  0.47
 Net realized and unrealized gain (loss) on investments              2.84        (1.25)        (3.76)
                                                                   ------       ------       -------
   Net increase (decrease) from investment operations              $ 3.56       $(0.55)      $ (3.29)
Distributions to shareowners:
 Net investment income                                              (0.55)       (0.70)        (0.44)
 Net realized gain                                                      -            -         (0.27)
 Tax return of capital                                              (0.16)       (0.05)        (0.06)
                                                                   ------       ------       -------
Net increase (decrease) in net asset value                         $ 2.85       $(1.30)      $ (4.06)
                                                                   ------       ------       -------
Net asset value, end of period                                     $15.01       $12.16       $ 13.46
                                                                   ======       ======       =======
Total return*                                                       29.99%       (4.10)%      (18.78)%
Ratio of net expenses to average net assets+                         1.02%        1.10%         1.21%**
Ratio of net loss to average net assets+                             5.16%        5.14%         4.31%**
Portfolio turnover rate                                                25%          39%           11%**
Net assets, end of period (in thousands)                           $1,196       $  907       $ 1,362
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.02%        1.24%         1.21%**
 Net investment income                                               5.16%        5.00%         4.31%**
Ratios assuming waiver of management fees and reduction for
 fees paid indirectly:
 Net expenses                                                        1.02%        1.10%         1.21%**
 Net investment income                                               5.16%        5.14%         4.31%**

(a) Class Y shares were first publicly offered on April 9, 1998.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/02 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Real Estate Shares (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. Current income is a secondary objective.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend

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Pioneer Real Estate Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/02 (unaudited)                 (continued)
--------------------------------------------------------------------------------

    date, except that certain dividends from foreign securities where the ex-dividend may have passed are recorded as soon as and the Fund is informed of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Because the Fund invests a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Fund may be subject to certain risks associated with investments in the real estate industry. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs, and such distributions for tax

Pioneer Real Estate Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $7,712 in underwriting commissions on the sale of Fund shares during the six months ended June 30, 2002.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset values attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C can bear different transfer agent and distribution fees.

F.  Securities Lending

    The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/02 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of cash collateral at period end is disclosed on the balance sheet. At June 30, 2002, the Fund loaned securities having a fair value of approximately $2,316,800 and received collateral of $2,362,500 for the loan.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, the Fund's investment adviser, manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.80% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2002, $64,414 was payable to PIM related to management fees, administrative and certain other services.

3. Transfer Agent
PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $24,246

Pioneer Real Estate Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

in transfer agent fees payable to PIMSS at June 30, 2002.

4. Distribution Plans
The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $46,364 in distribution fees payable to PFD at June 30, 2002.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the six months ended June 30, 2002, CDSCs in the amount of $30,533 were paid to PFD.

5. Expense Offsets
The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended June 30, 2002, the Fund's expenses were reduced by $1,017 under such arrangements.

6. Line of Credit Facility
The Fund along with certain other funds in the Pioneer Family of Funds (the Funds) collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/02 (unaudited)                   (continued)
--------------------------------------------------------------------------------

lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2002, the fund had no borrowings under this agreement.

Pioneer Real Estate Shares

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                             Officers
John F. Cogan, Jr., Chairman         John F. Cogan, Jr., President
Mary K. Bush                         Daniel T. Geraci, Executive
Richard H. Egdahl, M.D.               Vice President
Daniel T. Geraci                     Vincent Nave, Treasurer
Margaret B.W. Graham                 Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

 Most retirement plan withdrawals must meet specific conditions to avoid penalties.

*Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

 Most retirement plan withdrawals must meet specific conditions to avoid penalties.

*Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, propectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current
Fund prospectus.

[PIONEER LOGO](R)

Pioneer Investment Management, Inc.                                12104-00-0802
60 State Street                              (C) Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109                  Underwriter of Pioneer mutual funds
www.pioneerfunds.com                [RECYCLING SYMBOL] Printed on Recycled Paper